Assets Pledged as Collateral or for Security - Summary of Assets Pledged as Collateral or for Security (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Assets Pledged As Collateral or For Security [abstract]
Inventories related to real estate business	$ 10,564,873	$ 376,242	$ 6,063,303
Property, plant and equipment	124,124	4,420	138,831
Investment properties	11,847,145	421,907	12,167,772
Other financial assets (including current and non-current)	460,890	16,414	637,775
Total	$ 22,997,032	$ 818,983	$ 19,007,681